Restructuring Impairment Site Closures and Related Costs - Schedule of Restructuring Liability Reserve (Detail) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Restructuring Cost and Reserve [Line Items]
Beginning balance
Lease termination costs	64.4
Reclassification of deferred rent credits	3.4
Accretion	0.6
Payments	(2.8)
Ending balance	$ 65.6